Taxes (Details 2) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Deferred Tax Assets
Retirement benefits	$ 5,169	$ 4,131
Share-based and other compensation	1,598	1,570
Domestic tax loss/credit carryforwards	914	948
Deferred income	834	1,080
Foreign tax loss/credit carryforwards	752	758
Bad debt, inventory and warranty reserves	608	564
Depreciation	474	470
Capitalized research and development	70	291
Other	1,409	1,486
Gross deferred tax assets	11,828	11,298
Less: valuation allowance	912	795
Net deferred tax assets	10,916	10,503
Deferred Tax Liabilities
Leases	2,149	1,950
Depreciation	1,421	1,223
Goodwill and intangible assets	796	909
Retirement benefits	551	338
Software development costs	466	638
Other	1,121	1,114
Gross deferred tax liabilities	6,504	6,172
Tax effect of foreign and domestic loss carryforwards	791
Tax effect of foreign and domestic tax credit carryforwards	875
Number of years for which carryforwards are available	Two years or ten years or more
Increase (decrease) in amount of unrecognized tax benefits	$ 282